Consolidated statements of cash flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net profit or loss		$ (1,277)	$ 2,234	$ 16
Adjustments to reconcile net profit or loss to cash flows provided by operating activities:
Income from equity interests in associates and joint ventures		(94)	(446)	(287)
Depreciation of property, plant and equipment		3,016	2,551	2,816
Amortization of intangible assets		37	43	51
Depreciation of right-of-use assets		220	214	201
Retirement of property, plant and equipment and intangible assets and consumption of materials		383	375	342
Charge on income tax		1,020	822	699
Net increase in provisions		426	139	510
Impairment of property, plant and equipment and intangible assets		2,288	123	115
Effect of changes in exchange rates, interest and others		(692)	(73)	440
Share-based benefit plans		3	8	6
Other insurance income		0	0	(15)
Result from debt exchange		0	0	(21)
Result from assignment of areas		0	0	(21)
Result from sale of assets		0	0	(57)
Changes in assets and liabilities:
Trade receivables		(178)	(397)	117
Other receivables		(178)	(94)	(241)
Inventories		44	(232)	(303)
Accounts payable		736	600	(91)
Taxes payables		74	112	(33)
Salaries and social security		231	80	10
Other liabilities		66	(14)	(92)
Decrease in provisions due to payment/use		(491)	(159)	(81)
Contract assets		(12)	7	(6)
Contract liabilities		25	(29)	56
Dividends received		276	94	56
Proceeds from collection of profit loss insurance		0	1	19
Income tax payments		(10)	(266)	(5)
Net cash flows from operating activities	[1],[2]	5,913	5,693	4,201
Investing activities:
Acquisition of property, plant and equipment and intangible assets	[3]	(5,673)	(4,006)	(2,448)
Contributions and acquisitions of interests in associates and joint ventures	[3]	(5)	(2)	0
Loans with related parties, net	[3]	0	(18)	0
Proceeds from sales of financial assets	[3]	583	643	406
Payments from purchase of financial assets	[3]	(337)	(740)	(594)
Interest received from financial assets	[3]	85	99	41
Proceeds from assignment of areas and sale of assets	[3]	15	8	48
Net cash flows used in investing activities	[3]	(5,332)	(4,016)	(2,547)
Financing activities:
Payments of loans	[3]	(1,396)	(780)	(1,653)
Payments of interest	[3]	(623)	(543)	(615)
Proceeds from loans	[3]	2,667	402	963
Account overdraft, net	[3]	(3)	71	8
Repurchase of treasury shares	[3]	0	(28)	0
Payments of leases	[3]	(359)	(341)	(302)
Payments of interest in relation to income tax	[3]	(8)	(8)	(1)
Net cash flows from / (used in) financing activities	[3]	278	(1,227)	(1,600)
Effect of changes in exchange rates on cash and cash equivalents		(509)	(288)	(93)
Net Increase (Decrease) in cash and cash equivalents		350	162	(39)
Cash and cash equivalents at the beginning of the fiscal year		773	611	650
Cash and cash equivalents at the end of the fiscal year		1,123	773	611
Net Increase (Decrease) in cash and cash equivalents		$ 350	$ 162	$ (39)

[1]	Does not include the effect of changes in exchange rates generated by cash and cash equivalents, which is exposed separately in this statement.
[2]	Includes 193, 175 and 119 for the fiscal year ended December 31, 2023, 2022 and 2021, respectively, for payment of short-term leases and payments of the variable charge of leases related to the underlying asset performance and/or use.
[3]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to: